Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000234653
Shareholder Report [Line Items]
Fund Name	Fairlead Tactical Sector ETF
Trading Symbol	TACK
Security Exchange Name	NYSEArca
Additional Information Phone Number	877-865-9549
Additional Information Website	https://funddocs.filepoint.com/fairlead/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fairlead Tactical Sector ETF	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (March 22, 2022)
Fairlead Tactical Sector ETF - NAV	13.09%	7.00%
Russell 1000 Equal Weight Index	21.18%	7.91%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 877-865-9549 or visit https://www.fairleadfunds.com/tack for updated performance information.

Performance Inception Date	Mar. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 297,688,908
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 815,583
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$297,688,908
Number of Portfolio Holdings	8
Advisory Fee	$815,583
Portfolio Turnover	56%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Exchange-Traded Funds	99.6%

C000206278
Shareholder Report [Line Items]
Class Name	Institutional Shares
Trading Symbol	ESGEX
Additional Information Phone Number	1-800-950-6868
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 106,819,765
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 310,801
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$106,819,765 Number of Portfolio Holdings45 Advisory Fee (net of waivers)$310,801 Portfolio Turnover16%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.6%
Materials	5.3%
Financials	5.4%
Communications	5.8%
Consumer Staples	6.4%
Consumer Discretionary	8.8%
Health Care	10.4%
Industrials	23.5%
Technology	32.8%

C000246834
Shareholder Report [Line Items]
Fund Name	The Nightview Fund
Trading Symbol	NITE
Security Exchange Name	NYSEArca
Additional Information Phone Number	(866) 666-7156
Additional Information Website	https://www.nightviewfund.com/
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 31,035,517
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 191,890
InvestmentCompanyPortfolioTurnover	79.00%